UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 745 Boylston Street, Suite 503
         Boston, MA  02116

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     May 23, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $106,418 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106      201     2033 SH       SOLE                     2033        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      243     3966 SH       SOLE                     3966        0        0
AT&T INC                       COM              00206R102      219     5263 SH       SOLE                     5263        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      355     7978 SH       SOLE                     7978        0        0
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778    15213   270538 SH       SOLE                   270538        0        0
BP PLC                         SPONSORED ADR    055622104      262     3581 SH       SOLE                     3581        0        0
CHEVRON CORP NEW               COM              166764100      267     2870 SH       SOLE                     2870        0        0
COLGATE PALMOLIVE CO           COM              194162103      295     3790 SH       SOLE                     3790        0        0
CRA INTL INC                   COM              12618T105     1798    37770 SH       SOLE                    37770        0        0
EXXON MOBIL CORP               COM              30231G102      721     7695 SH       SOLE                     7695        0        0
GENERAL AMERN INVS INC         COM              368802104      202     5822 SH       SOLE                     5822        0        0
GENERAL ELECTRIC CO            COM              369604103      417    11247 SH       SOLE                    11247        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      291     2688 SH       SOLE                     2688        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     8940    63378 SH       SOLE                    63378        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     1435    22245 SH       SOLE                    22245        0        0
ISHARES TR                     LEHMAN 3-7 YR    464288661      353     3350 SH       SOLE                     3350        0        0
ISHARES TR                     LEHMAN AGG BND   464287226     5575    55103 SH       SOLE                    55103        0        0
ISHARES TR                     US TIPS BD FD    464287176     3896    36827 SH       SOLE                    36827        0        0
ISHARES TR                     S&P 500 INDEX    464287200    10901    74286 SH       SOLE                    74286        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    17418   205066 SH       SOLE                   205066        0        0
ISHARES TR                     S&P SMLCAP 600   464287804     6309    97036 SH       SOLE                    97036        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    16330   203495 SH       SOLE                   203495        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      439     5598 SH       SOLE                     5598        0        0
JOHNSON & JOHNSON              COM              478160104      264     3951 SH       SOLE                     3951        0        0
LEUCADIA NATL CORP             COM              527288104      231     4898 SH       SOLE                     4898        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     3817    24607 SH       SOLE                    24607        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      315     4096 SH       SOLE                     4096        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      230     2000 SH       SOLE                     2000        0        0
PFIZER INC                     COM              717081103      223     9794 SH       SOLE                     9794        0        0
PROCTER & GAMBLE CO            COM              742718109      305     4156 SH       SOLE                     4156        0        0
SPDR SERIES TRUST              DJWS REIT ETF    78464A607     3145    45378 SH       SOLE                    45378        0        0
SPDR TR                        UNIT SER 1       78462F103     1103     7547 SH       SOLE                     7547        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1084    15333 SH       SOLE                    15333        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      334     4360 SH       SOLE                     4360        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     1711    25776 SH       SOLE                    25776        0        0
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      842    15854 SH       SOLE                    15854        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      333     4890 SH       SOLE                     4890        0        0